As filed with the Securities and Exchange Commission on February 12, 2018

File Nos. 33-95026, 811-09060

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A
REGISTRATION STATEMENT
UNDER THE SECURITIES ACT OF 1933
Pre-Effective Amendment No.
Post-Effective Amendment No. 33
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 34

HOLLAND SERIES FUND, INC.

(Exact Name of Registrant as Specified in Charter)

375 Park Avenue

New York, New York 10152

(Address of Principal Executive Offices)

Registrant’s Telephone Number: (800) 304-6552

MICHAEL HOLLAND, President and Treasurer

Holland Series Fund, Inc.

375 Park Avenue

New York, New York 10152

(Name and Address of Agent for Service)

Copies to:

Timothy Diggins, Esq.

Ropes & Gray LLP

800 Boylston Street

Boston, Massachusetts 02199

It is proposed that this filing will become effective (check appropriate box)

☒	immediately upon filing pursuant to paragraph (b)
☐	on (date) pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on (date) pursuant to paragraph (a)(2) of rule 485.

Registrant has registered an indefinite number of shares pursuant to Rule 24f-2 under the Investment Company Act of 1940. The Registrant completed its fiscal year ended September 30, 2017, and filed the notice under Rule 24f-2 on December 28, 2017 for such fiscal year.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (the “1933 Act”), and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this registration statement under Rule 485(b) under the 1933 Act and has duly caused this amendment to the Registration Statement to be signed on its behalf by the undersigned thereto duly authorized, in New York City and the State of New York, on the 12th day of February 2018.

HOLLAND SERIES FUND, INC.

By:	/s/ Michael F. Holland
Michael F. Holland
President and Treasurer

Pursuant to the requirements of the 1933 Act, this Registration Statement has been signed below by the following persons in the capacities indicated on the 12th day of February 2018.

Signature	Title

/s/ Michael F. Holland	Chairman of the Board, President and Treasurer:
Michael F. Holland	(Principal Executive Officer and Principal Financial Officer)

/s/ Desmond G. FitzGerald*	Director
Desmond G. FitzGerald

/s/ Jeff C. Tarr*	Director
Jeff C. Tarr

/s/ James Lee*	Director
James Lee

*Attorney-in-fact:	/s/ Kristin Schantz
Kristin Schantz

HOLLAND SERIES FUND, INC.

INDEX TO EXHIBITS

Exhibit Number	Description of Exhibit

EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase